Stock-Based Compensation (Activities Related to Performance-based Stock Compensation) (Detail) - Performance-based stock compensation - ¥ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted during fiscal year	5,748,997	3,770,065
Number of shares, Vested during fiscal year	5,748,997	3,770,065
Weighted-average grant-date fair value, Granted during fiscal year	¥ 159.59	¥ 189.24
Weighted-average grant-date fair value, Vested during fiscal year	¥ 159.59	¥ 189.24
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at the beginning of the year	15,157,092	13,319,406
Number of shares, Granted during fiscal year	3,281,003	6,906,635
Number of shares, Vested during fiscal year	7,014,809	5,068,949
Nonvested at the end of the year	11,423,286	15,157,092
Weighted-average grant-date fair value, Nonvested at the beginning of the year	¥ 183.50	¥ 182.04
Weighted-average grant-date fair value, Granted during fiscal year	159.59	189.24
Weighted-average grant-date fair value, Vested during fiscal year	182.07	187.48
Weighted-average grant-date fair value, Nonvested at the ending of the year	¥ 177.51	¥ 183.50